Stockholders' Deficit	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Feb. 28, 2023	Dec. 31, 2022	May 31, 2022
Stockholders' Deficit [Line Items]
STOCKHOLDERS' DEFICIT

NOTE 7 — STOCKHOLDERS’ DEFICIT

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At March 31, 2023 and December 31, 2022, there were no shares of preferred stock issued or outstanding.

Class A Common Stock — The Company is authorized to issue 100,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of Class A common stock are entitled to one vote for each share. As of March 31, 2023 and December 31, 2022, there were 1,687,664 and 1,970,384 shares of Class A common stock issued and outstanding, which are subject to possible redemption and classified as temporary equity. In connection with the stockholder vote on December 22, 2022, the holders of 25,629,616 shares of Class A common stock exercised their right to redeem their shares for cash at a redemption price of approximately $10.11, for an aggregate redemption amount of approximately $259.1 million, leaving approximately $20.1 million in the Trust Account, immediately following the redemptions. Additionally, on January 4, 2023, 282,720 shares of Class A common stock were redeemed.

Class B common Stock — The Company is authorized to issue 10,000,000 shares of common stock with a par value of $0.0001 per share. Holders of common stock are entitled to one vote for each share. At March 31, 2023 and December 31, 2022, there were 6,900,000 shares of common stock issued and outstanding.

Holders of Class A common stock and holders of Class B common stock will vote together as a single class on all matters submitted to a vote of our stockholders except as otherwise required by law.

The shares of Class B common stock will automatically convert into Class A common stock at the time of a Business Combination, or earlier at the option of the holder, on a one-for-one basis, subject to adjustment. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in this prospectus and related to the closing of a Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon completion of the Propose Public Offering plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with a Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in a Business Combination and any private placement-equivalent warrants issued to the Sponsor or its affiliates upon conversion of loans made to the Company). The Company cannot determine at this time whether a majority of the holders of the Class B common stock at the time of any future issuance would agree to waive such adjustment to the conversion ratio.

NOTE 7 — STOCKHOLDERS’ DEFICIT

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2022 and 2021, there were no shares of preferred stock issued or outstanding.

Class A Common Stock — The Company is authorized to issue 100,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of Class A common stock are entitled to one vote for each share. As of December 31, 2022 and 2021, there were 1,970,384 and 27,600,000 shares of Class A common stock issued and outstanding, which are subject to possible redemption and classified as temporary equity. In connection with the stockholder vote on December 22, 2022, the holders of 25,629,616 shares of Class A common stock exercised their right to redeem their shares for cash at a redemption price of approximately $10.11, for an aggregate redemption amount of approximately $259.1 million, leaving approximately $20.1 million in the Trust Account, immediately following the redemptions.

Class B Common Stock — The Company is authorized to issue 10,000,000 shares of common stock with a par value of $0.0001 per share. Holders of common stock are entitled to one vote for each share. At December 31, 2022 and 2021, there were 6,900,000 shares of common stock issued and outstanding.

Holders of Class A common stock and holders of Class B common stock will vote together as a single class on all matters submitted to a vote of the Company’s stockholders except as otherwise required by law.

The shares of Class B common stock will automatically convert into Class A common stock at the time of a Business Combination, or earlier at the option of the holder, on a one-for-one basis, subject to adjustment. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in this prospectus and related to the closing of a Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon completion of the Propose Public Offering plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with a Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in a Business Combination and any private placement-equivalent warrants issued to the Sponsor or its affiliates upon conversion of loans made to the Company). The Company cannot determine at this time whether a majority of the holders of the Class B common stock at the time of any future issuance would agree to waive such adjustment to the conversion ratio.

Unique Logistics International, Inc. [Member]
Stockholders' Deficit [Line Items]
STOCKHOLDERS' DEFICIT

6. STOCKHOLDERS’ EQUITY

Common Stock

The Company is authorized to issue 800,000,000 shares of stock, a par value of $0.001 per share.

During the three and nine months ended February 28, 2023, there were no common stock issuances, except for the conversions of Preferred Shares as discussed below.

Preferred Shares

The Company is authorized to issue 5,000,000 shares of preferred stock, $0.001 par value per share.

Series A Convertible Preferred

The holders of Series A Preferred. subject to the rights of holders of shares of the Company’s Series B Preferred which shares will be pari passu with Series B Preferred in terms of liquidation preference and dividend rights and are subject to an anti-dilution provision, making the holders subject to an adjustment necessary to maintain their agreed upon fully diluted ownership percentage.

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the stockholders of record of shares of Series A Preferred shall be entitled to receive, at their option, immediately prior and in preference to any distribution to the holders of the Company’s common stock, $0.001 par value per share and other junior securities, a liquidation preference equal to the Stated Value per share.

During the nine months ended February 28, 2023, a shareholder converted 9,935 shares of Series A Convertible Preferred Stock into 67,963,732 shares of the Company’s common stock. During the nine months ended February 28, 2022 there were no conversions of Series A Preferred Shares.

Series B Convertible Preferred

The holders of Series B Preferred, subject to the rights of holders of shares of the Company’s Series A Preferred Stock which shares will be pari passu with the Series B Preferred in terms of liquidation preference and dividend rights, shall be entitled to receive, at their option, immediately prior an in preference to any distribution to the holders of the Company’s common stock.

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the stockholders of record of shares of Series B Preferred shall be entitled to receive, at their option, immediately prior and in preference to any distribution to the holders of the Company’s common stock, $0.001 par value per share and other junior securities, a liquidation preference equal to the stated value per share.

During the nine months ended February 28, 2023 there were no conversions of Series B Preferred Shares.

During the nine months ended February 28, 2022 the Company issued 125,692,224 shares of the Company’s common stock pursuant to the conversion of 19,200 shares of Series B Convertible Preferred Stock held by Frangipani Trade Services Inc, an entity 100% owned by the Company’s Chief Executive Officer

Series C & D Convertible Preferred

The holders of the Preferred Stock shall be entitled to receive, upon liquidation, dissolution or winding up of the Company, the amount of cash, securities, or other property to which such holder would be entitled to receive with respect to such shares of Preferred Stock if such shares had been converted to common stock immediately prior to such liquidation.

During the nine months ended February 28, 2023, a shareholder converted 7 shares of Series D Convertible Preferred Stock into 43,981,560 shares of the Company’s common stock.

During the nine months ended February 28, 2022 there were no conversions of Series C and D Preferred Shares.

9. STOCKHOLDERS’ EQUITY

Common Stock

The Company is authorized to issue 800,000,000 shares of stock, a par value of $0.001 per share.

During the year ended May 31, 2021

•        28,291,180 shares of the Company’s common stock were issued to a consultant. The shares have an aggregated fair value of $91,666 which was expensed immediately.

•        On October 9, 2020, the Company’s Chief Executive Officer converted 30,000 shares of Series B Preferred Stock into an aggregate of 196,394,100 shares of the Company’s common stock.

•        On April 12, 2021, a noteholder converted $63,692.00 in principal and interest into 35,455,872 shares of the Company’s common stock. See Note 7.

During the year ended May 31, 2022:

On August 13, 2021 the Company issued 125,692,224 shares of the Company’s common stock pursuant to the conversion of 19,200 shares of Series B Convertible Preferred Stock held by Frangipani Trade Services Inc, an entity 100% owned by the Company’s Chief Executive Officer.

On April 5, 2022, a shareholder converted 5 shares of Series D Convertible Preferred Stock into 31,415,400 shares of the Company’s common stock.

On June 23, 2021, a noteholder converted $25,842.22 in convertible notes (principal and interest) into 14,385,720 shares of the Company’s common stock at a rate of $0.00179638 per share.

On June 28, 2021, a noteholder converted $71,855.20 in convertible notes (principal and interest) into 40,000,000 shares of the Company’s common stock at a rate of $0.00179638 per share.

On July 8, 2021, a noteholder converted $15,620.83 in convertible notes (principal and interest) into 8,695,727 shares of the Company’s common stock at a rate of $0.00179638 per share.

On August 3, 2021, a noteholder converted $24,418.89 in convertible notes (principal and interest) into 13,593,388 shares of the Company’s common stock at a rate of $0.00179638 per share.

On August 9, 2021, a noteholder converted $12,820.83 in convertible notes (principal and interest) into 7,137,037 shares of the Company’s common stock at a rate of $0.00179638 per share.

On September 28, 2021, a noteholder converted $53,054.86 in convertible notes (principal and interest) into 29,534,319 shares of the Company’s common stock at a rate of $0.00179638 per share.

On October 27, 2021, a noteholder converted $41,317 in convertible notes (principal and interest) into 23,000,000 shares of the Company’s common stock at a rate of $0.00179638 per share.

As of May 31, 2022 and 2021, there were 687,196,478 and 393,742,663 shares of Common Stock issued and outstanding, respectively.

Preferred Shares

The Company authorized to issue 5,000,000 shares of preferred stock, $0.001 par value per share.

Series A Convertible Preferred

The Company has designated 130,000 shares of Series A Convertible Preferred stock and has 130,000 shares issued and outstanding as of May 31, 2022 and 2021, respectively. The holders of Series A Preferred. subject to the rights of holders of shares of the Company’s Series B Preferred stock which shares will be pari passu with Series B Preferred in terms of liquidation preference and dividend rights and are subject to an anti-dilution provision, making the holders subject to an adjustment necessary to maintain their agreed upon fully diluted ownership percentage.

Series B Convertible Preferred

The Company has designated 870,000 shares of Series B Convertible Preferred stock and has 820,800 and 840,000 shares issued and outstanding as of May 31, 2022 and 2021, respectively. The holders of Series B Preferred, subject to the rights of holders of shares of the Company’s Series A Preferred Stock which shares will be pari passu with the Series B Preferred in terms of liquidation preference and dividend rights, shall be entitled to receive, at their option, immediately prior an in preference to any distribution to the holders of the Company’s common stock.

Series C & D Convertible Preferred

The Company has designated 200 shares of preferred stock each for Series C and D Convertible Preferred Stock. The Company had 195 shares of Series C and 187 shares of Series D Preferred shares issued and outstanding as of May 31, 2022 and none as of May 31, 2021. The holders of the Preferred Stock shall be entitled to receive, upon liquidation, dissolution or winding up of the Company, the amount of cash, securities or other property to which such holder would be entitled to receive with respect to such shares of Preferred Stock if such shares had been converted to common stock immediately prior to such liquidation. In the aggregate, each of the Series C Preferred and Series D Preferred may be converted up to an amount of common stock equal to 12.48% of the Company’s capital stock on a fully diluted basis subject to antidilution provision until qualified financing event. (See Note 5 — Amended Securities Exchange Agreement)

Since the anti-dilution provisions exist in the Preferred Stock Series A, C and D, derivative liabilities were recorded on the balance sheet as of May 31, 2022, at fair value (see Note 1, Derivative Liability). As a result of the Company exchanging $3.9 million of convertible notes into Series C and D Preferred Stock, the Company also recognized net loss on the extinguishment of debt of approximately $4.6 million recorded in the financial statements as deemed dividend and $4.3 million net loss on the mark to market of the derivative liability associated with the Series A Preferred Stock recorded in Other Income (Expenses), both reflected in the statement of operations for the year ended May 31, 2022.

Warrants

The following is a summary of the Company’s warrant activity:

	Warrants	Weighted Average Exercise Price
Outstanding – May 31, 2021	1,140,956,904	$0.002
Exercisable – May 31, 2021	1,140,956,904	$0.002
Cancelled	(1,140,956,904)	$—
Outstanding – May 31, 2022	—	$—
Exercisable – May 31, 2022	—	$—

On December 10, 2021, the Company entered into an amended securities exchange with two investors holding convertible notes and warrants for Convertible Preferred Stock Series C and D. For additional information on the exchange agreement see Note 5, Financing Arrangements. Upon effectiveness of the amended exchange agreement, as of May 31, 2022 the Company no longer has any outstanding warrants.